Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and entity information [Abstract]
Entity registrant name	KOREA ELECTRIC POWER CORP
Trading Symbol	KEP
Entity central index key	0000887225
Document type	20-F
Document period end date	Dec. 31, 2017
Amendment flag	false
Document fiscal year focus	2017
Document fiscal period focus	FY
Current fiscal year end date	--12-31
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer
Entity common stock, shares outstanding	641,964,077